SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
25.	SHARE-BASED COMPENSATION

The Company’ s shareholders approved and adopted a share incentive plan in September 2022, or the 2022 Share Incentive Plan, for the purpose of attracting and retaining the best available personnel, providing additional incentives to employees, directors and consultants, and promoting the success of the Group’s business. Under the 2022 Share Incentive Plan, the Company is authorized to grant options. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2022 Share Incentive Plan is 51,550,661. During the six months ended June 30, 2024 and 2023, 6,184,901 and 2,691,667 options were granted under the 2022 Share Incentive Plan, among which, 64,229 and nil share options were granted to non-employee service providers for providing operation consultation and business development services, respectively. 5,768 and nil share option had been granted to directors or officers during the six months ended June 30, 2024 and 2023, respectively.

Share options granted under the 2022 Share Incentive Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period ranged from nil to three years under which the grantees earn an entitlement to vest over such stipulated services period.

Share options

A summary of the share options activities for the six months ended June 30, 2024 is presented below:

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding at December 31, 2023	10,073,233	2.89	2.08
Granted	6,184,901	2.89	3.20
Forfeited	(635,140)	2.89	2.21
Outstanding at June 30, 2024	15,622,994	2.89	2.51	8.86	182,813
Vested and expected to vest as of June 30, 2024	15,622,994	2.89	2.51	8.86	182,813
Exercisable as of June 30, 2024	14,587,728	2.89	2.46	8.87	167,915

As of June 30, 2024, no share options were exercised.

Compensation expenses recognized for options for the six months ended June 30, 2024 and 2023 is allocated as follows:

	Six Months Ended June 30,
	2024	2023
	US$	US$

Research and development expenses	19,968	—
Selling and marketing expenses	3,252	—
General and administrative expenses	12,674	—
	35,894	—

As of June 30, 2024, for the cumulative options granted to employees of an entity controlled by the Controlling Shareholder of the Company to purchase 5,730,859 shares, the Group elects to recognize the fair value of these options as dividends to the shareholder. The total fair value relating to these awards was US$2,851. Note that the company under common control is providing sports cars to the Group and the Group pays the purchase price at market rates, so no compensation expense is reflected for these grants.

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Six Months Ended June 30,
Grant dates:	2024	2023
Risk-free interest rate(i)	4.46%-4.58%	3.4%-4.79%
Expected volatility(ii)	54.06%-54.57%	54.06%-54.48%
Expected dividend yield(iii)	0.00%	0.00%
Exercise multiple(iv)	2.20-2.80	2.20-2.80
Expected terms(v)	10.00 years	10.00 years
Fair value of underlying ordinary share(vi)	US$5.78-US$9.81	US$5.91-US$8.93
(i)	The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)	Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)	Expected term is the contract life of the share options.
(vi)	The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.

27.	SHARE-BASED COMPENSATION

The Company’ s shareholders approved and adopted a share incentive plan in September 2022, or the 2022 Share Incentive Plan, for the purpose of attracting and retaining the best available personnel, providing additional incentives to employees, directors and consultants, and promoting the success of the Group’s business. Under the 2022 Share Incentive Plan, the Company is authorized to grant options. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2022 Share Incentive Plan is 51,550,661. During the years ended December 31,2023 and 2022, 775,561 and 10,378,710 options were granted under the 2022 Share Incentive Plan, among which, nil and 312,292 share options were granted to non-employee service providers for providing operation consultation and business development services, and nil and 1,028,126 share options were granted to employees of an entity ultimately controlled by the Controlling Shareholder of the Company, respectively. No share option had been granted to directors or officers during the years ended December 31,2023 and 2022.

Share options granted under the 2022 Share Incentive Plan have a contractual term of ten years and have varying vesting terms that requires the grantees to render services for a period ranged from nil to three years under which the grantees earn an entitlement to vest over such stipulated services period. The share awards are only exercisable subject to the grantee’s continuous service and the consummation of a Qualified IPO by the Group.

Share options

A summary of the share options activities for the years ended December 31, 2023 and 2022 is presented below:

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding at January 1, 2022	—	—	—
Granted	10,378,710	2.89	1.90
Outstanding at December 31, 2022	10,378,710	2.89	1.90
Granted	775,561	2.89	4.83
Forfeited	(1,081,038)	2.89	2.21
Outstanding at December 31, 2023	10,073,233	2.89	2.08	8.82	60,831

As of December 31, 2023, no share options were exercisable since their exercisability is subject to the occurrence of a Qualified IPO.

As of December 31, 2023, for the cumulative options granted to employees and non-employee service providers to purchase 9,132,593 shares, nil share-based compensation expense was recognized for these awards as the qualifying event was not probable as of December 31, 2023. The total unrecognized share-based compensation expense relating to these awards as of December 31, 2023 was US$ 18,776, of which US$ 16,243 was based on the degree of service period that had been completed as of December 31, 2023. The Group will recognize compensation expenses relating to the awards cumulatively upon the consummation of a Qualified IPO.

As of December 31, 2023, for the cumulative options granted to employees of an entity controlled by the Controlling Shareholder of the Company to purchase 940,640 shares, the Group elects to recognize the fair value of these options as dividends to the shareholder. The total fair value relating to these awards was US$ 2,101. Note that the company under common control is providing sports cars to the Group and the Group pays the purchase price at market rates, so no compensation expense is reflected for these grants.

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Years ended December 31,
Grant dates:	2023	2022
Risk-free interest rate(i)	3.4% – 4.79%	3.71% – 4.15%
Expected volatility(ii)	54.06% – 54.48%	56.13% – 56.32%
Expected dividend yield(iii)	0.00%	0.00%
Exercise multiple(iv)	2.20 – 2.80	2.20 – 2.80
Expected terms(v)	10.00 years	10.00 years
Fair value of underlying ordinary share(vi)	US$5.91 – US$8.93	US$3.61 – US$4.11
(i)	The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)	Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)	Expected term is the contract life of the share options.
(vi)	The estimated fair value was determined using the discounted cash flow method based on the equity allocation model.